Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Presentation Of Right Of Use Assets And Lease Liabilities [Abstract]
Right-of-use assets and lease liabilities

18.Right-of-use assets and lease liabilities

The Group's leasing activities:

The Group leases various offices, retail stores and cars. Lease contracts are typically made for fixed periods of three to twelve years but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Low-value assets comprise IT-equipment and small items of office furniture.

Right-of-use assets comprised the following (in thousands):

	Property	Vehicles	Totals
2020
At January 1, 2020	$114,618	$558	$115,176
Additions	90,240	162	90,402
Remeasurements	13	(8)	5
Depreciation charge for the year	(27,048)	(224)	(27,272)
Impairment charge for the year	(2,234)	-	(2,234)
Foreign exchange	3,149	1	3,150
At December 31, 2020	$178,738	$489	$179,227
2021
At January 1, 2021	$178,738	$489	$179,227
Additions	42,931	300	43,231
Remeasurements	15,242	1	15,243
Depreciation charge for the year	(33,727)	(304)	(34,031)
Foreign exchange	(8,095)	(26)	(8,121)
At December 31, 2021	$195,089	$460	$195,549

During the year ended December 31, 2021, there was no impairment charge recognized in relation to right-of-use assets. During the year ended December 31, 2020, the impairment charge of $2.2 million was primarily comprised of a $1.5 million reduction in the carrying value of the right-of-use assets at one of our smaller retail locations and is associated with the In-Store reportable operating segment. The remaining $0.7 million relates to a reduction in the carrying value of corporate right-of-use assets associated with the impairment of a smaller intangible brand asset within the New Guards portfolio, and is associated with the Brand Platform reportable operating segment.

Lease liabilities comprised the following as at December 31 (in thousands):

	2020	2021
Current lease liabilities	$26,128	$33,594
Non-current lease liabilities	165,275	180,915
Total lease liabilities	$191,403	$214,509

During the year ended December 31, 2021, the Group paid $26.3 million (2020: $19.1 million) in principal elements of lease payments.

During the year ended December 31, 2021, a charge of $6.7 million (2020: $6.4 million) was recognized in relation to short-term and low value leases.